UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         August 2, 2011
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        82
Form 13F Information Table Value Total:        $250,065


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      424     4470 SH       SOLE                     4470
AT&T Inc.                      COM              00206R102     2940    93601 SH       SOLE                    93601
Abbott Laboratories            COM              002824100     4121    78310 SH       SOLE                    78310
Air Products & Chemicals Inc.  COM              009158106      229     2400 SH       SOLE                     2400
American Express Company       COM              025816109     1757    33982 SH       SOLE                    33982
Apache Corporation             COM              037411105      836     6772 SH       SOLE                     6772
Apple Inc.                     COM              037833100     1782     5310 SH       SOLE                     5310
Automatic Data Processing, Inc COM              053015103      300     5700 SH       SOLE                     5700
BP plc ADR                     COM              055622104      456    10306 SH       SOLE                    10306
BYD Company LTD ADR            COM              05606l100      398    61870 SH       SOLE                    61870
BYD Company LTD H Shares -Sedo COM              Y1023R104     2273   701400 SH       SOLE                   701400
Baxter International, Inc.     COM              071813109      400     6694 SH       SOLE                     6694
Berkshire Hathaway, Inc. Cl. A COM              084670108    14513      125 SH       SOLE                      125
Berkshire Hathaway, Inc. Cl. B COM              084670702    22695   293261 SH       SOLE                   293261
Boeing Company                 COM              097023105      208     2808 SH       SOLE                     2808
Bristol-Myers Squibb Co.       COM              110122108      383    13240 SH       SOLE                    13240
Buckeye Partners, L.P.         COM              118230101      504     7800 SH       SOLE                     7800
Canadian Natural Resources Ltd COM              136385101     3338    79750 SH       SOLE                    79750
Canadian Oil Sands Limited     COM              13643E105      761    26325 SH       SOLE                    26325
Chevron Corp.                  COM              166764100     8371    81400 SH       SOLE                    81400
Cisco Systems Inc.             COM              17275R102      180    11500 SH       SOLE                    11500
Coca-Cola Company              COM              191216100     2462    36581 SH       SOLE                    36581
Colgate Palmolive Co.          COM              194162103      473     5417 SH       SOLE                     5417
ConocoPhillips                 COM              20825C104    12590   167439 SH       SOLE                   167439
Devon Energy Corporation       COM              25179M103     1396    17718 SH       SOLE                    17718
Disney (Walt) Co.              COM              254687106      236     6038 SH       SOLE                     6038
Dover Corporation              COM              260003108      231     3400 SH       SOLE                     3400
Eli Lilly & Company            COM              532457108     1334    35532 SH       SOLE                    35532
Enterprise Bancorp Inc         COM              293668109      452    29976 SH       SOLE                    29976
Exxon Mobil Corporation        COM              30231G102    14911   183223 SH       SOLE                   183223
Freeport-McMoRan Copper & Gold COM              35671D857      354     6698 SH       SOLE                     6698
General Electric Co.           COM              369604103     2218   117608 SH       SOLE                   117608
Hewlett Packard Company        COM              428236103      437    11992 SH       SOLE                    11992
Home Depot, Inc.               COM              437076102      304     8400 SH       SOLE                     8400
IBM Corporation                COM              459200101     2440    14222 SH       SOLE                    14222
Illinois Tool Works Inc.       COM              452308109      299     5300 SH       SOLE                     5300
Intel Corporation              COM              458140100      222    10000 SH       SOLE                    10000
Johnson & Johnson              COM              478160104    12029   180827 SH       SOLE                   180827
Kinder Morgan Energy Partners, COM              494550106      472     6500 SH       SOLE                     6500
Kraft Foods, Inc.              COM              50075N104     7755   220125 SH       SOLE                   220125
Laboratory Corp. of America Ho COM              50540R409     3697    38197 SH       SOLE                    38197
Leucadia National Corp.        COM              527288104     1003    29400 SH       SOLE                    29400
Lockheed Martin Corp.          COM              539830109      297     3665 SH       SOLE                     3665
Loews Corp.                    COM              540424108      379     9000 SH       SOLE                     9000
Lowes Cos. Inc.                COM              548661107      252    10800 SH       SOLE                    10800
M & T Bank Corp.               COM              55261F104     1166    13260 SH       SOLE                    13260
McCormick & Co., Inc. Non-Voti COM              579780206      397     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101     4269    50631 SH       SOLE                    50631
McGraw Hill Companies          COM              580645109      503    12000 SH       SOLE                    12000
Microsoft Corporation          COM              594918104    11629   447258 SH       SOLE                   447258
Mohawk Industries Inc.         COM              608190104      432     7200 SH       SOLE                     7200
Norfolk Southern Corp.         COM              655844108      323     4315 SH       SOLE                     4315
Oracle Corp.                   COM              68389X105      213     6469 SH       SOLE                     6469
Pepsico, Inc.                  COM              713448108     1973    28012 SH       SOLE                    28012
Pfizer Inc.                    COM              717081103      778    37769 SH       SOLE                    37769
Praxair Inc.                   COM              74005P104      235     2166 SH       SOLE                     2166
Procter & Gamble Company       COM              742718109     7450   117196 SH       SOLE                   117196
Rayonier, Inc.                 COM              754907103      471     7210 SH       SOLE                     7210
Royal Dutch Shell PLC ADR      COM              780259206      626     8800 SH       SOLE                     8800
SPDR Gold Trust ETF            COM              78463V107     2141    14663 SH       SOLE                    14663
SPDR S&P 500 ETF Trust         COM              78462F103    19972   151339 SH       SOLE                   151339
Sanofi                         COM              80105N105     8310   206865 SH       SOLE                   206865
Schlumberger Ltd.              COM              806857108    10256   118703 SH       SOLE                   118703
Technology Select Sector SPDR  COM              81369Y803     1736    67550 SH       SOLE                    67550
The Hershey Company            COM              427866108      227     4000 SH       SOLE                     4000
Toronto Dominion Bank          COM              891160509      277     3260 SH       SOLE                     3260
Tyco Int'l. Ltd.               COM              H89128104      308     6227 SH       SOLE                     6227
US Bancorp                     COM              902973304     5559   217920 SH       SOLE                   217920
Union Pacific Corp.            COM              907818108      335     3212 SH       SOLE                     3212
United Technologies            COM              913017109      802     9062 SH       SOLE                     9062
Utilities Select Sector SPDR E COM              81369Y886      490    14650 SH       SOLE                    14650
Vanguard Emerging Markets ETF  COM              922042858     1103    22685 SH       SOLE                    22685
Vanguard Energy ETF            COM              92204a306      404     3650 SH       SOLE                     3650
Vanguard Total Stock Market ET COM              922908769    11807   172620 SH       SOLE                   172620
Vanguard Value ETF             COM              922908744      207     3690 SH       SOLE                     3690
Verizon Communications         COM              92343v104     2549    68473 SH       SOLE                    68473
Wal-Mart Stores, Inc.          COM              931142103     1136    21378 SH       SOLE                    21378
iShares MSCI All-Asia Ex-Japan COM              464288182      465     7493 SH       SOLE                     7493
iShares MSCI EAFE Index ETF    COM              464287465     1194    19855 SH       SOLE                    19855
iShares MSCI Emerging Markets  COM              464287234    16247   341315 SH       SOLE                   341315
iShares MSCI USA ESG Select So COM              464288802      405     7019 SH       SOLE                     7019
iShares Russell Mid Cap Index  COM              464287499      561     5133 SH       SOLE                     5133